PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	March 31,	December 31,
(in thousands)	2023	2022
Plant and equipment	$1,519	$1,478
Furniture and fixtures	224	218
Computer hardware and software	24	24
	1,767	1,720
Less: Accumulated depreciation	(1,191)	(1,118)
Property, plant and equipment, net	$576	$602

	December 31,	December 31,
	2022	2021
Plant and equipment	$1,478	$1,633
Furniture and fixtures	218	245
Computer hardware and software	24	26
	1,720	1,904
Less: Accumulated depreciation	(1,118)	(1,102)
Property, plant and equipment, net	$602	$802